Condensed Consolidated Balance Sheets (Parenthetical) - USD ($)	Jun. 30, 2022	Dec. 31, 2021	Jan. 26, 2018
Condensed Consolidated Balance Sheets
Allowance for doubtful accounts, accounts receivable	$ 229,511	$ 76,462
Ordinary shares, shares authorized	50,000,000	50,000,000
Ordinary shares, par value (in dollars per share)	$ 0.001	$ 0.001
Ordinary shares, shares issued	11,675,216	11,675,216	10,380,000
Ordinary shares, shares outstanding	11,675,216	11,675,216